Goodwill and Other Intangible Assets (Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 559,307	$ 559,307